Share-based payments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Share-based payments
34.	Share-based payments
Restricted Shares
On July 14, 2015, the Company’s Board of Directors approved the issuance of restricted shares. The record dates for the shares issuance were July 21, 2015 and May 10, 2016. The relevant information is as follows:

Type of arrangement	Grant date	Share price on grant date (in NT$)	Number of shares (in thousands)	Number of shares returned due to employee resignation (in thousands)		Contract period	Vesting condition
				2018	2019
Restricted shares award agreement	July 21, 2015	36.1	15,752	(256)	—	3 years	Meet service and performance conditions
Restricted shares award agreement	May 10, 2016	30.6	1,548	(116)	(25)	3 years	Meet service and performance conditions
The restricted shares issued by the Company cannot be transferred during the vesting period, but voting right and dividend right are not restricted. Employees are required to return the shares but not required to return the dividends received if they resign during the vesting period. When the employees accomplish the years of service and performance conditions, the received restricted shares will be vested based on the vesting ratio.
The expenses incurred on share-based payment transactions for the years ended December 31, 2018 and 2019 were NT$41,043 thousand and NT$822 thousand, respectively.